Other current financial assets - Schedule of Breakdown for Other Current Financial Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	€ 71,584
At beginning of period	77,432
At end of period	71,584
Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	64,251
At beginning of period	68,635
Investments	15,535
Disposals	(23,503)
Fair value adjustments	2,248
Realized gains/(losses)	127
Exchange rate gains/(losses)	1,209
At end of period	64,251
Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	3,592
At beginning of period	7,047
Investments	0
Disposals	(3,400)
Fair value adjustments	(49)
Realized gains/(losses)	(6)
Exchange rate gains/(losses)	0
At end of period	3,592
Securities
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	67,843
At beginning of period	75,682
Investments	15,535
Disposals	(26,903)
Fair value adjustments	2,199
Realized gains/(losses)	121
Exchange rate gains/(losses)	1,209
At end of period	67,843
Guarantee deposits
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	3,473
At beginning of period	1,492
At end of period	3,473
Guarantee deposits | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Guarantee deposits | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Financial receivables
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	268
At beginning of period	258
At end of period	268
Financial receivables | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Financial receivables | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Private equity
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	22,156
At beginning of period	21,565
At end of period	22,156
Private equity | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	22,156
At beginning of period	21,565
Investments	11
Disposals	(697)
Fair value adjustments	910
Realized gains/(losses)	0
Exchange rate gains/(losses)	367
At end of period	22,156
Private equity | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Hedge funds
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	11,627
At beginning of period	11,370
At end of period	11,627
Hedge funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	11,627
At beginning of period	11,370
Investments	0
Disposals	(616)
Fair value adjustments	784
Realized gains/(losses)	62
Exchange rate gains/(losses)	27
At end of period	11,627
Hedge funds | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Private debt
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,978
At beginning of period	11,720
At end of period	10,978
Private debt | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,978
At beginning of period	11,720
Investments	0
Disposals	(949)
Fair value adjustments	207
Realized gains/(losses)	0
Exchange rate gains/(losses)	0
At end of period	10,978
Private debt | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Real estate funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	10,856
At beginning of period	10,005
Investments	1,361
Disposals	(565)
Fair value adjustments	(87)
Realized gains/(losses)	0
Exchange rate gains/(losses)	142
At end of period	10,856
Money market funds | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	5,210
At beginning of period	10,713
Investments	14,163
Disposals	(20,487)
Fair value adjustments	83
Realized gains/(losses)	65
Exchange rate gains/(losses)	673
At end of period	5,210
Equity
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	3,424
At beginning of period	3,262
At end of period	3,424
Equity | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	3,424
At beginning of period	3,262
Investments	0
Disposals	(189)
Fair value adjustments	351
Realized gains/(losses)	0
Exchange rate gains/(losses)	0
At end of period	3,424
Equity | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Fixed income
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	490
At beginning of period	3,896
At end of period	490
Fixed income | Fair value through profit or loss (FVPL)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	0
At beginning of period	0
At end of period	0
Fixed income | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	490
At beginning of period	3,896
Investments	0
Disposals	(3,400)
Fair value adjustments	0
Realized gains/(losses)	(6)
Exchange rate gains/(losses)	0
At end of period	490
Floating income | Fair value through other comprehensive income (FVOCI)
Disclosure Of Other Current Financial Assets [Line Items]
Total other current financial assets	3,102
At beginning of period	3,151
Investments	0
Disposals	0
Fair value adjustments	(49)
Realized gains/(losses)	0
Exchange rate gains/(losses)	0
At end of period	€ 3,102